Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ (15,142,391)
Reversal of impairment			57,502,843
Reversal of impairment / (Impairment)	$ 23,322,073	$ 18,927,912	42,360,452	$ (3,401,410)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(1,459,374)
Reversal of impairment			38,170,777
Reversal of impairment / (Impairment)			36,711,403
Pemex Fertilizers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(2,154,016)
Reversal of impairment / (Impairment)			(2,154,016)
Pemex industrial transformation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			(11,529,001)
Reversal of impairment			19,332,066
Reversal of impairment / (Impairment)			$ 7,803,065